UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	AIG Money Market Fund
January 31, 2014 (unaudited)

Face Amount (000)		Value (000)
Commercial Paper (A) (43.0%)
	American Honda Finance
$15,000	0.100%, 02/24/14	$14,999
	Bank of Nova Scotia
25,000	0.065%, 02/04/14	25,000
	Canadian Imperial Holdings
40,000	0.030%, 02/03/14	40,000
	Cargill Global Funding
25,000	0.080%, 02/18/14 (B)	24,999
	Chevron
15,000	0.070%, 02/18/14 (B)	14,999
	DBS Bank
2,740	0.100%, 02/10/14 (B)	2,740
	Exxon Mobil
25,000	0.070%, 02/24/14	24,999
	General Electric Capital
25,000	0.080%, 02/04/14	25,000
	John Deere Cash Management
15,000	0.070%, 02/06/14 (B)	15,000
9,147	0.070%, 02/20/14 (B)	9,146
	Lloyds Bank
30,000	0.060%, 02/03/14	30,000
	National Australia Funding Delaware
40,000	0.040%, 02/03/14 (B)	40,000
	Nestle Finance International
10,000	0.070%, 02/04/14	10,000
	Novartis Finance
30,000	0.040%, 02/03/14 (B)	30,000
	Philip Morris International
25,000	0.070%, 02/05/14 (B)	25,000
10,000	0.120%, 03/06/14 (B)	9,999
	Praxair
25,000	0.070%, 02/12/14	24,999
	United Overseas Bank
15,000	0.140%, 02/04/14 (B)	15,000
	US Bank
10,000	0.150%, 02/04/14	10,000
25,000	0.150%, 02/07/14	25,000
	Wal-Mart Stores
1,200	0.060%, 02/10/14 (B)	1,200
2,100	0.070%, 02/18/14 (B)	2,100
	Wells Fargo Bank
25,000	0.130%, 02/07/14	25,000
	Total Commercial Paper (Cost $445,180)	445,180
Time Deposits (23.2%)
	Australia & New Zealand Bank
50,000	0.080%, 02/03/14	50,000
	DnB Bank
45,450	0.040%, 02/03/14	45,450
	Mizuho Corp.
25,000	0.170%, 02/03/14	25,000
	Nordea Bank
35,000	0.030%, 02/03/14	35,000
	Skandinav Enskilda Bank
50,000	0.040%, 02/03/14	50,000

Face Amount (000)		Value (000)
Time Deposits (23.2%) — (continued)
	Svenska Handelsbanken
$35,000	0.030%, 02/03/14	$35,000
	Total Time Deposits (Cost $240,450)	240,450
Certificates of Deposit (19.3%)
	Bank of Montreal
25,000	0.060%, 02/10/14	25,000
	Bank of Tokyo-Mitsubishi
15,000	0.120%, 02/14/14	15,000
15,000	0.110%, 02/14/14	15,000
	Mizuho Bank
25,000	0.170%, 02/06/14	25,000
	Sumitomo Mitsui Banking
25,000	0.140%, 02/03/14	25,000
10,000	0.120%, 02/04/14	10,000
20,000	0.120%, 02/13/14	20,000
	Swedbank
35,000	0.070%, 02/04/14	35,000
	Toronto-Dominion Bank
20,000	0.100%, 02/18/14	20,000
10,000	0.110%, 02/19/14	10,000
	Total Certificates of Deposit (Cost $200,000)	200,000
U.S. Government Agency Obligation (9.7%)
	FHLB
50,000	0.060%, 02/03/14 (C)	50,000
50,000	0.060%, 02/14/14 (C)	49,999
	Total U.S. Government Agency Obligations (Cost $99,999)	99,999
Repurchase Agreement (D) (4.8%)
50,000	Deutsche Bank Securities 0.020%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price 50,000,083 (collateralized by various FCSB/FHLB/FMAC/FNMA obligations ranging in par value from $463-$8,940,000, 0.0000%-6.030%, 02/24/2014-05/04/2037, with a total market value of $51,000,547)	50,000
	Total Repurchase Agreement (Cost $50,000)	50,000
	Total Investments (100.0%) (Cost $1,035,629)†	$1,035,629

Percentages are based on net assets of $1,035,620 (000).

Schedule of Investments	AIG Money Market Fund
January 31, 2014 (unaudited)

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2014, the value of these liquid securities amounted to $190,183 (000) representing 18.36% of the net assets of the Fund.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreement

FCSB	Farm Credit System Banks
FHLB	Federal Home Loan Bank
FMAC	Freddie Mac
FNMA	Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of January 31, 2014, all of the Fund’s investments in securities were Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the quarter ended January 31, 2014, there were no level 3 securities. For the quarter ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014